Annual Total Returns - Fidelity® Focused Stock Fund [BarChart] - 10.31 Fidelity Focused Stock Fund PRO-07 - Fidelity® Focused Stock Fund - Fidelity Focused Stock Fund-Default	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	0.57%
Annual Return 2012	16.54%
Annual Return 2013	38.09%
Annual Return 2014	4.57%
Annual Return 2015	1.46%
Annual Return 2016	3.25%
Annual Return 2017	31.22%
Annual Return 2018	5.32%
Annual Return 2019	31.37%
Annual Return 2020	33.28%